Supplement dated March 1, 2024, to the Statutory Prospectus, Updating Summary Prospectus, and Initial Summary
Prospectus dated May 1, 2023 for the following
variable annuity contracts:

Issued by Pacific Life Insurance Company	Issued by Pacific Life & Annuity Company

Pacific Choice Variable Annuity

Pacific Choice 2

Pacific Choice Income

Pacific Innovations

Pacific Innovations Select

Pacific Journey

Pacific Journey Select

(Offered before October 1, 2013)

Pacific Journey Select

(Offered on and after October 1, 2013)

Pacific Navigator

Pacific Odyssey
(Offered before October 1, 2013)

Pacific Odyssey
(Offered on and after October 1, 2013)

Pacific One

Pacific One Select

Pacific Portfolios

Pacific Portfolios for Chase

Pacific Quest

Pacific Value

Pacific Value Edge

Pacific Value for Prudential

Pacific Value Select

(Offered before October 1, 2013)

Pacific Value Select

(Offered on and after October 1, 2013)

Pacific Select Variable Annuity

Pacific Voyages

Pacific Choice Variable Annuity

Pacific Choice 2

Pacific Innovations Select

Pacific Journey Select

(Offered before October 1, 2013)

Pacific Journey Select

(Offered on and after October 1, 2013)

Pacific Odyssey

(Offered before October 1, 2013)

Pacific Odyssey

(Offered on and after October 1, 2013)

Pacific One Select

Pacific Navigator

Pacific Portfolios

Pacific Portfolios for Chase

Pacific Quest

Pacific Value

Pacific Value Select

(Offered before October 1, 2013)

Pacific Value Select

(Offered on and after October 1, 2013)

Pacific Voyages

Pacific Value Edge

The purpose of this supplement is to announce an underlying fund change. This supplement must be preceded or accompanied by the Initial Summary Prospectus, Updating Summary Prospectus, or Statutory Prospectus, as applicable, (collectively, the "Prospectus") for your Contract, as supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company or Pacific Life & Annuity Company, as applicable; "you" or "your" refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448 or (800) 748-6907 for New York contracts, or online at http://www.PacificLife.com/Prospectuses. Please retain this supplement for future reference.

Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio transfer to the Fidelity VIP Government Money Market Portfolio

On December 14, 2023, the Board of Trustees of the Neuberger Berman AMT Funds (the “Trust”) approved the liquidation of the Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio. This transaction is set to occur on or about April 26, 2024. (the “Transfer Date”). This is not a liquidation of your contract.

Effective close of business March 15, 2024, the Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio will be closed to new allocations. If you have Contract Value in the Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio, you will not be able to allocate any additional funds to the Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio before the Transfer Date.

For thirty (30) calendar days before the Transfer Date, if you have Contract Value allocated to the Subaccount investing in the Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio, you may make a one-time transfer of all or a portion of such Contract Value to any other available Subaccount without the transfer counting toward the 25 transfers permitted each calendar year and without incurring any transfer fees or other charges. All other transfers are subject to limitations as described in your Contract Prospectus.

On the Transfer Date, any Contract Value that remains allocated to the Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio Subaccount after the close of business will be transferred to the Subaccount corresponding to the Fidelity VIP Government Money Market Portfolio. Such transfers will be based on the applicable Subaccount unit values, and the relative net asset values of the Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio, and the Fidelity VIP Government Money Market Portfolio as of the close of business on the Transfer Date. You will not incur any tax liability because of the transfer and your Contract Value immediately before the transfer will be equal to Contract Value immediately after the transfer. The transfer transactions will not be treated as transfers that count toward the number of transfers that may be made in a given calendar year.

After the Transfer Date, the Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio Subaccount will no longer exist and, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates the Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio Subaccount will be deemed an instruction for the Fidelity VIP Government Money Market Portfolio Subaccount. This includes, but is not limited to, instructions for Purchase Payment allocations, partial withdrawals and transfer instructions (including instructions under any systematic transfer option). During the thirty (30) calendar day period after the Transfer Date (the “free transfer period”), you may make a one-time transfer out of the Fidelity VIP Government Money Market Portfolio Subaccount without incurring any transfer fees or other charges and without the transfer counting towards the transfer limitations described in your Contract Prospectus.

Please work with your financial professional to determine if your existing allocation instructions should be changed before or after the Transfer Date. You may submit a transfer request to us electronically by signing into your account at www.PacificLife.com, by telephone at (800) 722-4448 or (800) 748-6907 for New York contracts, or by using any other means described in the Contract Prospectus. Please see ADDITIONAL INFORMATION – Inquiries and Submitting Forms and Requests in the Contract Prospectus for details.

Any references to the Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio are deleted from the Contract Prospectus after the Transfer Date.

Form No. VASUP0324

 NYSUPP0324